Capital Structure and Related Items	6 Months Ended
Jun. 30, 2018
Capital Structure and Related Items
Capital Structure and Related Items

Section 5—Capital Structure and Related Items

5.1 Share capital

Subsequent to the Share Split and the Capital Reduction, each ADS represents two ordinary shares and each ordinary share has a nominal value of 0.01 DKK.

During June 2018, the Company issued 372,000 ordinary shares in connection with the exercise of an equal number of warrants. Proceeds to the Company on exercise totaled $1,000. As of June 30, 2018, there are 94.7 million ordinary shares outstanding.

5.2 Financial assets and liabilities

Recognized financial instruments

The Group has recognized the following categories of financial assets and liabilities.

Cash and cash equivalents:

The Company’s cash and cash equivalents at June 30, 2018 are held primarily at two banks with a Moody’s long-term credit rating of Aa2 or Aa3.

Financial assets:

Receivables as of June 30, 2018 and December 31, 2017

Fair value of other receivables is deemed to be their carrying amount based on payment terms that are generally 30 days.

Financial liabilities:

Trade payables as of June 30, 2018 and December 31, 2017

Fair value of trade payables is deemed to be their carrying amount based on payment terms that are generally 30 days.